DEBT - Convertible debt agreements (Details) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 06, 2022	Aug. 26, 2022	Apr. 30, 2021	Jan. 31, 2020	Dec. 31, 2022
Debt
Exercise price of warrants					$ 11.50
Loss on extinguishment of debt					$ (2,597,842)
Convertible stock price trigger					$ 18.00
Convertible conversion ratio					86.95652173913043
Principal amount					$ 1,000
Aggregate principal amount					25.00%
Convertible debt agreements
Debt
Equipment financing arrangements to purchase capital equipment		$ 30,000,000
Subordinated convertible notes
Debt
Equipment financing arrangements to purchase capital equipment		17,450,000
Issuance of stock (in shares)	36,469
Senior Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 16,960,000	16,960,000
Maturity	3 years
Interest rate per annum	9.00%
Senior Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants	169,597
Exercise price of warrants	$ 11.50
Subordinated Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 17,450,000
Maturity	3 years				3 years
Issuance of stock (in shares)	290,244
Subordinated Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants	1,745,310
Subordinated Convertible Notes | Prime Rate [Member]
Debt
Spread on interest rate	9.00%				9.00%
Subordinated Loan and Security Agreement
Debt
Equipment financing arrangements to purchase capital equipment		$ 2,547,879
Number of common stock shares, called by warrants		296,456
Issuance of stock (in shares)		42,464
Subordinated debt					$ 0
Loss on extinguishment of debt					$ (2,405,111)
First loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment				$ 3,800,000
Maturity				4 years
Second loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment			$ 2,000,000
Maturity			3 years